Virtus Vontobel Foreign Opportunities Fund

and Virtus Vontobel Global Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 30, 2018, to the Summary Prospectuses dated January 29, 2018,

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 29, 2018, each as supplemented

Important Notice to Investors

Effective December 1, 2018, the funds’ investment adviser, Virtus Investment Advisers, Inc., will implement new or more favorable expense limitation arrangements. These changes are described in more detail below.

Virtus Vontobel Foreign Opportunities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.38%(b)	0.29%(b)	0.31%(b)	0.23%(b)	0.38%(c)
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(d)	1.49%	2.15%	1.17%	1.09%	1.49%
Less: Fee Waiver and/or Expense Reimbursement(e)	(0.09)%	(0.09)%	(0.09)%	(0.09)%	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement(e)	1.40%	2.06%	1.08%	1.00%	1.49%
(b)	Restated to reflect certain contract and expense allocation changes.
(c)	Estimated for current fiscal year, as annualized.
(d)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(e)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.39% for Class A Shares, 2.05% for Class C Shares, 1.07% for Class I Shares, and 0.99% for Class R6 Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$709	$1,011	$1,333	$2,245
Class C	Sold	$309	$664	$1,146	$2,276
	Held	$209	$664	$1,146	$2,276
Class I	Sold or Held	$110	$363	$635	$1,412
Class R6	Sold or Held	$102	$338	$592	$1,321
Class T	Sold or Held	$398	$709	$1,043	$1,985

Virtus Vontobel Global Opportunities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.35%(b)	0.35%(b)	0.33%(b)	0.30%(c)	0.35%(c)
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(d)	1.46%	2.21%	1.19%	1.16%	1.46%
Less: Fee Waiver and/or Expense Reimbursement(e)	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.00)%
Total Annual Fund Operating Expenses After Expense Reimbursement(e)	1.37%	2.12%	1.10%	1.07%	1.46%
(b)	Restated to reflect certain contract and expense allocation changes.
(c)	Estimated for current fiscal year, as annualized.
(d)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(e)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.36% for Class A Shares, 2.11% for Class C Shares, 1.09% for Class I Shares, 1.06% for Class R6 Shares and 1.55% for Class T Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$706	$1,002	$1,319	$2,214
Class C	Sold	$315	$683	$1,177	$2,537
	Held	$215	$683	$1,177	$2,537
Class I	Sold or Held	$112	$369	$646	$1,435
Class R6	Sold or Held	$109	$360	$630	$1,401
Class T	Sold or Held	$395	$700	$1,027	$1,953

Both Funds

In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to each fund will be replaced with the following and the new footnote added after the table.

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Vontobel Foreign Opportunities Fund **	1.39%	2.05%	N/A	1.07%	0.99%	N/A
Virtus Vontobel Global Opportunities Fund**	1.36%	2.11%	N/A	1.09%	1.06%	1.55%

** Contractual through January 31, 2020.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/ForeignOpps&GlobalOpps NewExpCaps (11/18)

Virtus Vontobel Foreign Opportunities Fund

and Virtus Vontobel Global Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 30, 2018 to the Statement of

Additional Information (“SAI”) dated January 29, 2018, as supplemented

Important Notice to Investors

Effective December 1, 2018, under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 88-90 of the funds’ SAI, the rows in the second table corresponding to the funds will be replaced with the following and the new footnote added after the table:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Vontobel Foreign Opportunities Fund (2)	1.39%	2.05%	N/A	1.07%	0.99%	N/A
Virtus Vontobel Global Opportunities Fund (2)	1.36%	2.11%	N/A	1.09%	1.06%	1.55%

(2) Contractual through January 31, 2020.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B SAI/ForeignOpps&GlobalOpps NewExpCaps (11/18)